Share capital, At the Market Equity Offering (Details) SFr / shares in Units, SFr in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2020 CHF (SFr) SFr / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2021 CHF (SFr) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)	Sep. 30, 2021 SFr / shares shares
At the Market Equity Offering [Abstract]
Proceeds from sale of treasury shares, net of underwriting fees and transaction costs			SFr 12,121		SFr 100	SFr 0
Issuance costs			776		0	0
At the Market Equity Offering [Member]
At the Market Equity Offering [Abstract]
Shares issued (in shares) | shares	5,000,000						2,393,160
Nominal value per share (in CHF per share) | SFr / shares	SFr 0.02						SFr 0.02
Shares authorized for sale	SFr 74,500	$ 80.0
Issuance costs			SFr 0		SFr 500	SFr 0
New Sales Agreement [Member]
At the Market Equity Offering [Abstract]
Number of treasury share issued (in shares) | shares			1,171,543	1,171,543
Proceeds from sale of treasury shares, net of underwriting fees and transaction costs			SFr 12,100	$ 13.3
Commissions paid			SFr 400	$ 0.4